Borrowings (Tables)	6 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings
	Consolidated
	31 December 2025	30 June 2025
	$	$
Current liabilities
Loan – Director(i)	5,086	5,086
Loan from associated entities(ii)	157,215	156,828
Shareholder Loans(iii)	2,876,935	2,485,632
Non interest bearing loan	15,000	-
Convertible notes payable(iv)	2,147,623	2,037,413
Debt discount(v)	(101,455)	(481,104)
	5,100,404	4,203,855
Non-current liabilities
Loan from Director (term – 5 years, interest free)	13,550	13,550

	5,113,954	4,217,405

(i) This is an unsecured and interest free loan with no maturity terms provided by directors of the Company.

(ii) During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. Such loans have a maturity term of 5 years, and 0.5% interest per annum. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon Szewach directors of the Company

(iii) On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-months and were expected to be mature on 15 July 2023.

(iv) On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

(v) In accordance with the policy noted in Note 3, when the Company’s shares attained a trading stock price upon the completion of the IPO and listing of the Company’s shares, the Company valued and separately accounted for the derivative embedded within convertible notes issued by the Company.

Schedule of Movement of Shareholder Loans

The table below shows the movement of Shareholder loans during the respective periods.

	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening Shareholder Loan balance	2,485,632	1,923,000
Interest accrued during the year*	391,303	634,149
Repayment during the period	-	(71,517)
	2,876,935	2,485,632

*	Interest accrued represent the six months interest accrued as at 31 December 2025 and twelve months interest accrued as at 30 June 2025.

Schedule of Movement of Convertible Notes

The table below shows the movement of Convertible Notes during the respective periods.

	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening convertible note balance	2,037,412	1,745,897
Convertible notes issued – received in cash	-	1,327,262
Interest accrued	110,209	169,343
Repayment During the year – in cash	-	(772,975)
Convertible notes converted into shares	-	(432,115)
	2,147,621	2,037,412

Schedule of Movement of Debt Discount on Convertible Notes
	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening balance	481,104	-
Debt discount on convertible notes recognised during the period	-	1,279,184
Correction of debt discount and derivative liability	-	292,961
Amortisation of discount	(379,649)	(1,091,041)
	101,455	481,104